Unaudited Interim Condensed Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 6,833,201	$ 8,589,282
Restricted cash	103,733	97,108
Trade receivables	347,092	752,584
Other receivables	315,859	196,641
Inventories, net	971,450	892,882
Total current assets	8,571,335	10,528,497
Non-current assets
Property, plant and equipment, net	82,404	81,420
Right-of-use assets	528,774	232,868
Total non-current assets	611,178	314,288
Total assets	9,182,513	10,842,785
Current liabilities
Trade payables	185,455	274,380
Other payables	843,917	959,274
Lease liabilities	205,426	211,265
Total current liabilities	1,234,798	1,444,919
Non-current liabilities
Governmental liabilities on grants received	14,558	12,468
Employee benefits	220,224	200,604
Lease liabilities	319,571	16,028
Warrants financial liability	2,623,773	5,140,921
Total non-current liabilities	3,178,126	5,370,021
Total liabilities	4,412,924	6,814,940
Net assets	4,769,589	4,027,845
Equity
Issued capital	34,993,134	34,837,206
Reserves	236,603	(417,959)
Accumulated losses	(30,460,148)	(30,391,402)
Total equity	$ 4,769,589	$ 4,027,845